Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Apr. 28, 2012	Jan. 28, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 90,570		$ 64,744
Less: accumulated depreciation and amortization	(34,463)	(31,530)	(24,811)	(22,704)
Property and equipment, net	61,611	59,040	44,441	42,040
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		31,680		23,354
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		41,671		32,275
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		10,541		7,477
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 6,678		$ 1,638